                       SUPPLEMENT DATED AUG. 8, 2006*
               TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2006:

                                                               PROSPECTUS
 PRODUCT NAME                                                  FORM #
 ------------                                                  ------
 RIVERSOURCE SIGNATURE ONE SELECT(SM) VARIABLE ANNUITY         45301 E


The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

THIS SUPPLEMENT APPLIES TO WASHINGTON CONTRACTS ONLY.

Effective Aug. 8, 2006, the following footnote is inserted under in the "Withdrawal Charge" table under the "Expense Summary - Contract Owner Transaction Expenses" section of your prospectus:

         For Washington contracts, the withdrawal charge schedule is modified as follows: Years 1-3 - 8%; Year 4 - 7%; Year 5 - 6%; Year 6 - 4%; Year 7 - 3%; Year 8 - 2%; Year 9 - 1%; and Years 10+ - 0%.

In addition, the following footnote is inserted under the "Examples" under the "Expense Summary" section of your prospectus:

         For Washington contract holders, your expenses would be slightly lower due to the modified withdrawal charge schedule.


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.





45301-4 A (8/06)
*Valid until next prospectus update

                       SUPPLEMENT DATED AUG. 8, 2006*
               TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2006:


                                                               PROSPECTUS
 PRODUCT NAME                                                  FORM #
 ------------                                                  ------
 WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY      45303 E

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

THIS SUPPLEMENT APPLIES TO WASHINGTON CONTRACTS ONLY.

Effective Aug. 8, 2006, the following footnote is inserted under the "Withdrawal Charge" table under the "Expense Summary - Contract Owner Transaction Expenses" section of your prospectus:

         For Washington contracts, the eight-year withdrawal charge schedule is modified as follows: Years 1-3 - 8%; Year 4 - 7%; Year 5 - 6%; Year 6 - 5%; Year 7 - 4%; Year 8 - 2%; and Years 9+ - 0%.

In addition, the following footnote is inserted under the "Examples" under the "Expense Summary" section of your prospectus referencing the Eight-year schedule:

         For Washington contract holders, your expenses would be slightly lower due to the modified eight-year withdrawal charge schedule.








THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.



45303-4 A (8/06)
*Valid until next prospectus update